TAXES PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business tax payable			$ 22,873
VAT tax payables	4,241,346	4,183,815	4,431,547
Income tax liability	353,575	411,638	567,389
Individual Income tax payable	6,712	0	23,946
Other tax payable	162	(4,151)	4,833
Total taxes payable	$ 4,601,795	$ 4,591,302	$ 5,050,588